LEASE LIABILITY	12 Months Ended
Dec. 31, 2021
Lease Liability
LEASE LIABILITY

15. LEASE LIABILITY

The Company leases certain assets under lease agreements. The lease liabilities consist of leases of facilities and vehicles with terms ranging from one to five years. The leases are calculated using incremental borrowing rates ranging from 7.5% to 10.5%

Total
Balance at December 31, 2019	$136,073
Leases acquired in the Acquisition	87,203
Interest expense	18,290
Lease Payments	(83,442)
Balance at December 31, 2020	$158,124
Addition	440,675
Interest expenses	26,964
Lease payments	(128,995)
Lease removal	(7,645)
Balance at December 31, 2021	$489,123

Which consists of:
Current lease liability	$110,481
Non-current lease liability	378,642
Balance at December 31, 2021	$489,123

Maturity analysis	Total
Less than one year	$150,276
One to three years	251,765
Four to five years	183,473
Greater than five years	5,030
Total undiscounted lease liabilities	590,544
Amount representing implicit interest	(101,421)
Lease liability	$489,123